3. FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Thousands	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Series C Warrants			$ (1,145)
Warrants to be issued in connection with distributor debt		$ (114)
Warrants issued in connection with Senior Secured Debt	$ (847)	(1,306)
Series B warrants			(1,461)
Total long-term liabilities at fair value	(847)	(1,420)	(2,606)
Level 1
Series C Warrants			0
Warrants to be issued in connection with distributor debt		0
Warrants issued in connection with Senior Secured Debt	0	0
Series B warrants			0
Total long-term liabilities at fair value	0	0	0
Level 2
Series C Warrants			0
Warrants to be issued in connection with distributor debt		0
Warrants issued in connection with Senior Secured Debt	0	0
Series B warrants			0
Total long-term liabilities at fair value	0	0	0
Level 3
Series C Warrants			(1,145)
Warrants to be issued in connection with distributor debt		(114)
Warrants issued in connection with Senior Secured Debt	(847)	(1,306)
Series B warrants			(1,461)
Total long-term liabilities at fair value	$ (847)	$ (1,420)	$ (2,606)